8. BIOLOGICAL ASSETS: Schedule of assumptions used in valuation of Fair value of biological assets (Details)	12 Months Ended
Dec. 31, 2020 CAD ($)
Details
Weighted Average Assumption, Selling Price	$0.19
Monetary amounbt, 10% change od input - Selling Price	$ 1,211,741
Weighted Average Assumption, Yield by plant	71.41
Monetary amounbt, 10% change od input - Yield by plant	$ 1,147,615
Weighted Average Assumption, Attrition	5.52%
Monetary amounbt, 10% change od input - Attrition	$ 70,859
Weighted Average Assumption, Postharvest costs ($/gram)	$0.01
Monetary amounbt, 10% change od input - Postharvest costs ($/gram)	$ 262,754